Federated Asset Allocation Fund

(formerly, Federated Stock and Bond Fund)

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)

SUPPLEMENT TO SUMMARY AND STATUTORY PROSPECTUS DATED JANUARY 31, 2011

The Federated Asset Allocation Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all or substantially all of the assets of Federated Balanced Allocation Fund, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund, which will be distributed pro rata by Federated Balanced Allocation Fund to shareholders of its Class A Shares, Class B Shares and Class C Shares, respectively ("Acquired Fund Shareholders") in complete liquidation and termination of Federated Balanced Allocation Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for November 8, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be deemed changed to September 30, 2012, with respect to the Class A Shares, Class B Shares and Class C Shares of the Fund.

September 27, 2011